PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

9.PROPERTY, PLANT AND MINE DEVELOPMENT

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2019	$2,008,551	$3,187,795	$1,807,319	$7,003,665
Additions	204,239	285,083	498,624	987,946
Disposals	—	(15,248)	—	(15,248)
Amortization	(180,007)	(348,993)	(121,945)	(650,945)
Transfers between categories	126,630	117,062	(243,692)	—
As at December 31, 2020	$2,159,413	$3,225,699	$1,940,306	$7,325,418
Additions	76,403	183,670	684,804	944,877
Acquisition (Note 5)	91,204	91,906	—	183,110
Disposals	—	(13,603)	—	(13,603)
Amortization	(231,729)	(414,353)	(147,439)	(793,521)
Transfers between categories	(570)	194,247	(193,677)	—
As at December 31, 2021	$2,094,721	$3,267,566	$2,283,994	$7,646,281

As at December 31, 2020
Cost	$3,680,992	$6,528,830	$2,798,411	$13,008,233
Accumulated amortization and impairments	(1,521,579)	(3,303,131)	(858,105)	(5,682,815)
Carrying value - December 31, 2020	$2,159,413	$3,225,699	$1,940,306	$7,325,418

As at December 31, 2021
Cost	$3,833,970	$6,942,383	$3,289,532	$14,065,885
Accumulated amortization and impairments	(1,739,249)	(3,674,817)	(1,005,538)	(6,419,604)
Carrying value - December 31, 2021	$2,094,721	$3,267,566	$2,283,994	$7,646,281

During the year ended December 31, 2021, net additions to Plant and Equipment included $41.0 million of right-of-use assets for lease arrangements entered into during the year (2020 - $9.7 million).

As at December 31, 2021, major assets under construction, and therefore not yet being depreciated, included in the carrying value of property, plant and mine development was $579.3 million (2020 - $387.6 million).

During the year ended December 31, 2021, the Company produced and sold pre-commercial production ounces of gold from the Tiriganiaq open pit deposit at the Meliadine mine and the Amaruq underground project at the Meadowbank Complex. The Company deducts revenues from mining operations earned prior to commercial production from the cost of the related property, plant and mine development. During the year ended December 31, 2021, the Company earned $45.7 million of pre-commercial production revenue (2020 - $59.2 million).

During the year ended December 31, 2021, the Company disposed of property, plant and mine development with a carrying value of $13.6 million (2020 - $15.2 million). The net loss on disposal of $9.5 million (2020 - $14.2 million) was recorded in the other expenses line item in the consolidated statements of income.

Geographic Information:

	As at	As at
	December 31,	December 31,
	2021	2020
Canada	$5,529,486	$5,166,239
Finland	1,435,881	1,428,331
Sweden	13,812	13,812
Mexico	659,469	714,576
United States	7,633	2,460
Total property, plant and mine development	$7,646,281	$7,325,418